Statements of Changes in Net Assets - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Increase (decrease) in net assets from operations
Net investment loss	$ (477,065)	$ (279,386)	$ (1,040,564)	$ (808,496)	$ (1,586,525)	$ (1,035,696)
Net realized gain on investment in Bitcoin	396,190	378,155	995,469	52,062,954	52,607,095	1,039,910
Net change in unrealized appreciation (depreciation) on investment in Bitcoin	48,397,452	(21,593,816)	26,640,962	4,021,344	68,351,967	69,445,270
Net increase (decrease) in net assets resulting from operations	48,316,577	(21,495,047)	26,595,867	55,275,802	119,372,537	69,449,484
Decrease in net assets from capital transactions
Redemptions				(54,057,318)	(54,057,318)
Net decrease in net assets resulting from capital transactions				(54,057,318)	(54,057,318)
Net increase (decrease) in net assets	48,316,577	(21,495,047)	26,595,867	1,218,484	65,315,219	69,449,484
Net assets at the beginning of the period	159,058,773	138,177,795	180,779,483	115,464,264	115,464,264	46,014,780
Net assets at the end of the period	$ 207,375,350	$ 116,682,748	$ 207,375,350	$ 116,682,748	$ 180,779,483	$ 115,464,264
Change in units issued and outstanding
Shares issued at the beginning of the year	5,940,536	5,940,536	5,940,536	8,340,536	8,340,536	8,340,536
Shares outstanding at the beginning of the year	5,940,536	5,940,536	5,940,536	8,340,536	8,340,536	8,340,536
Redemptions				$ (2,400,000)	$ (2,400,000)
Shares issued at the end of the year	5,940,536	5,940,536	5,940,536	5,940,536	5,940,536	8,340,536
Shares outstanding at the end of the year	5,940,536	5,940,536	5,940,536	5,940,536	5,940,536	8,340,536